Condensed Interim Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Trade receivables net of allowance for doubtful accounts	$ 3,710	$ 3,852
Ordinary stock, par value (in NIS)	$ 0.1	$ 0.1
Ordinary stock, shares authorized	50,000,000	50,000,000
Ordinary stock, shares issued	44,489,203	44,488,578
Ordinary stock, shares outstanding	44,489,203	44,488,578